Cover	Dec. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2021
Entity File Number	000-23575
Entity Registrant Name	COMMUNITY WEST BANCSHARES
Entity Central Index Key	0001051343
Entity Tax Identification Number	77-0446957
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	445 Pine Avenue
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	805
Local Phone Number	692-5821
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CWBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false